INCOME TAXES - Schedule of Components of Income Tax Expense (Credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense (credit)	$ 14,342	$ 15,737	$ 9,825
Deferred tax expense	3,620	1,728	7,171
Total income tax expense	$ 17,962	$ 17,465	$ 16,996